Basis of Presentation and General Information - Risk Concentration (Table) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Charterer A
Concentration of risk
Concentration of Risk			12.00%
Charterer B
Concentration of risk
Concentration of Risk			13.00%
Charterer C
Concentration of risk
Concentration of Risk	13.00%	14.00%	12.00%
Charterer D
Concentration of risk
Concentration of Risk		15.00%	19.00%
Charterer E
Concentration of risk
Concentration of Risk	34.00%	28.00%	15.00%
Charterer F
Concentration of risk
Concentration of Risk		10.00%